Fair Value Measurements (Details 1) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Warrant [Member]	Mar. 31, 2013 Fair Value, Inputs, Level 3 [Member] Embedded conversion options [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] Embedded conversion options [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Embedded conversion options [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member] Contingent consideration [Member]
Balance, Beginning Balance				$ 1,812,447	$ 780,960	$ 1,823,207	$ 0	$ 0
Established in 2012				0	0	0	2,085,513	11,109,020
Modification of Convertible Debt Agreement				(1,434,322)	250,361		0
Conversion to Common Stock				0	(68,994)	(549,936)	(169,965)	0
Change in Fair Value	(4,334,932)	0	0	(378,125)	(193,093)	(492,311)	(92,341)	4,334,932
Effect of Extinguishment of Debt					(178,156)	0		(15,443,952)
Balance, Ending Balance				$ 0	$ 591,078	$ 780,960	$ 1,823,207	$ 0